ACCOUNTING POLICIES (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Accounting Policies [Line Items]
Accounts receivable	$ (41)	$ (1,660)	$ (2,388)	$ (2,070)	$ (375)	$ (2,539)	$ (204)
Finance receivables	$ (4,232)	(366)	$ (2,113)	(735)	$ (2,040)	$ (4,114)	$ 53
As Reported
Accounting Policies [Line Items]
Reclassification of cash provided by and included in accounts receivable		(1,872)		(3,352)
Reclassification of cash provided by and included in financial receivable		(154)		547
Reclass of Unfunded Leases, beginning of period (starting BS)		2,096		1,026
Reclass of Unfunded Leases, beginning of period (starting BS)		(2,096)		(1,026)
Reclassification
Accounting Policies [Line Items]
Reclassification of cash provided by and included in accounts receivable		212		1,282
Reclassification of cash provided by and included in financial receivable		(212)		(1,282)
Reclass of Finance Receivables, end of period		(2,308)		(2,308)
Reclass of Finance Receivables, end of period		$ 2,308		$ 2,308